Trade And Other Payables	12 Months Ended
Dec. 31, 2022
Trade And Other Payables [Abstract]
Trade and Other Payables
12.
TRADE AND OTHER PAYABLES

Trade payables

Trade payables are the amounts billed to the Company by the vendors and suppliers for goods delivered to or services consumed by the Company in the ordinary course of business. As of December 31, 2021, and December 31, 2022, the carrying amounts of those trade payables were $3,116,786 and $12,784,485, respectively and repayable on demand or within the pre-agreed credit terms.

Other payables

	December 31,	December 31,
	2021	2022
Payables for cash-settled long-term incentive plan (Note 19)	$701,582	$234,448
Payables for salaries and bonuses	1,387,416	1,375,627
Payables for professional fees	507,340	560,578
Interest payables	142,083	—
Others	79,488	154,385
Total other payables	$2,817,909	$2,325,038
Maturity analysis:
On demand or within 1 year	$2,817,909	$2,325,038